UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-02932

Morgan Stanley High Yield Securities Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York			10036
(Address of principal executive offices)			(Zip code)

Ronald E. Robison 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6990

Date of fiscal year end:	August 31, 2007

Date of reporting period:	August 31, 2007

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley High Yield Securities Inc. performed during the annual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report

For the year ended August 31, 2007

Total Return for the 12 Months Ended August 31, 2007
Class A	Class B	Class C	Class D	Lehman Brothers U.S. Corporate High Yield-2% Issuer Cap Index[1]	Lipper High Current Yield Bond Funds Index[2]
6.65%	6.78%	6.04%	6.92%	6.46%	6.36%

The performance of the Fund's four share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

Strong fundamental and technical factors supported the high yield market for much of the 12-month reporting period, helping it to outperform Treasuries for the first nine months. In June, however, a combination of factors including fears about the contagion effect of the troubled subprime mortgage market on the broader economy, rising interest rates, increased market volatility, and a heavy new-issue calendar put pressure on the high yield market, and prices began to decline. Up until that time, demand for high yield securities had been robust as loose credit conditions, rising equity prices, and low interest rates fueled investor confidence in the market and an increasing willingness to assume greater risk in order to capture potentially higher yields. But as concerns about the subprime fallout escalated, investor confidence waned, equity performance fell off, and the market began to reprice risk across the credit markets. A Treasury market rally ensued in July, resulting in a particularly difficult month for high yield as investors fled to the relative safety of high-quality securities. In August, however, the high yield market rebounded, performing in line with equities but still underperforming Treasuries.

High yield credit spreads tightened throughout much of the period, but widened considerably in July. Spreads continued to widen in August, but to a much smaller degree than in the previous month, ending the period 467 basis points over Treasuries, yet still somewhat tighter than long-term historical averages.

New-issue supply was strong overall, particularly in May and June when monthly issuance reached approximately $25 billion. But the new-issue market essentially closed in July and August when only $5 billion and $3 billion, respectively, came to market. The lower-quality tiers of the high yield market turned in the best performance through June, with CCC rated bonds outperforming higher-quality issues. But in the last two months of the period as investors reduced risk, higher-quality B and BB rated bonds outperformed. Sector performance varied considerably throughout the period, though performance remained broadly positive across market sectors until July. The financial sector and sectors related to the housing market have been particularly hard hit by the recent market troubles and were among the worst performing sectors in the latter months of the period.

Performance Analysis

Classes A, B and D shares of Morgan Stanley High Yield Securities Inc. outperformed both the Lehman Brothers U.S. Corporate High Yield-2% Issuer Cap Index and the Lipper High Current Yield Bond Funds Index for the 12-month period, assuming no deduction of applicable sales charges. Class C shares underperformed both indices for the period, again assuming no deduction of applicable sales charges.

We have long been of the opinion that high yield credit spreads are too tight, and have continued to position the Fund's portfolio defensively in terms of credit quality. This emphasis on higher-quality securities detracted from performance early in the period when the lowest-quality tiers of the market outperformed. But in the latter months of the period, this positioning was beneficial as the market's flight to quality boosted the performance of higher-rated bonds.

The Fund's interest-rate positioning was also somewhat defensive in that its duration* was below that of the benchmark Lehman Brothers U.S. Corporate High Yield-2% Issuer Cap Index. The Fund's lower relative sensitivity to interest rate changes had a minimal impact on performance for most of the first half of the reporting period as interest rates remained fairly stable. Although this positioning dampened performance somewhat in the first calendar quarter of the year when rates declined, it was additive to returns later in the period when rates were rising.

Strong security selection in various sectors, including energy and aerospace/defense, added to relative returns, as well as an underweight to the building product/home builders sector. Conversely, security selection in the auto/vehicle parts, financials, and gaming/lodging sectors and an underweight to the utilities sector detracted from overall performance. As of the end of the reporting period, the Fund's major sector overweights were in the health care and food/tobacco/beverage sectors. The largest sector underweights were in retail, technology, and media.

The decline in prices in recent months provided attractive opportunities to add several positions to the Fund. In our opinion, the spread widening that has occurred in recent months is overdue and has brought spreads to more realistic levels. Although it is difficult to predict whether prices will decline further in the coming months, we believe spreads remain somewhat tight and that higher volatility and continued risk aversion would likely lead to wider spreads for the asset class in the coming months. For these reasons, we continue to feel that it is prudent to maintain the Fund's defensive positioning.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

* A measure of the sensitivity of a bond's price to changes in interest rates, expressed in years. Each year of duration represents an expected 1 percent change in the price of a bond for every 1 percent change in interest rates. The longer a bond's duration, the greater the effect of interest-rate movements on its price. Typically, funds with shorter durations perform better in rising-interest-rate environments, while funds with longer durations perform better when rates decline.

TOP FIVE INDUSTRIES
Oil & Gas Production	7.0%
Casinos/Gaming	5.2
Containers/Packaging	4.6
Cable/Satellite TV	4.1
Food: Meat/Fish/Dairy	3.9
LONG-TERM CREDIT ANALYSIS
A/A+	2.3%
Baa/BBB+	2.5
Ba/BB-	25.5
B/B	46.8
Caa/CCC	20.0
Not rated	2.9

Data as of August 31, 2007. Subject to change daily. All percentages for top five industries are as a percentage of net assets and all percentages for long-term credit analysis are as a percentage of total long-term investments. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund will normally invest at least 80 percent of its assets in fixed-income securities (including zero coupon securities) rated below Baa by Moody's Investors Service ("Moody's") or below BBB by Standard & Poor's Rating Group, a division of The McGraw-Hill Companies, Inc. ("S&P"), or in non-rated securities considered by the Fund's Investment Adviser to be appropriate investments for the Fund. Such securities may also include "Rule 144A" securities, which are subject to resale restrictions. Shareholders of the Fund will receive at least 60 days' prior notice of any changes in this policy. Securities rated below Baa or BBB are commonly known as "junk bonds." There are no minimum quality ratings for investments, and as such the Fund may invest in securities which no longer make payments of interest or principal, including defaulted securities.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's public reference room in Washington, DC. Information on the operation of the SEC's public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary

Performance of $10,000 Investment—Class A and Class D

Average Annual Total Returns—Period Ended August 31, 2007
Symbol	Class A Shares* (since 09/26/79) HYLAX		Class B Shares** (since 07/28/97) HYLBX		Class C Shares† (since 07/28/97) HYLCX		Class D Shares†† (since 09/26/79) HYLDX
1 Year	6.65% 2.12	[3] [4]	6.78% 1.78	[3] [4]	6.04% 5.04	[3] [4]	6.92% —	[3]
5 Years	10.36 9.40	[3] [4]	9.69 9.41	[3] [4]	9.56 9.56	[3] [4]	10.59% —	[3]
10 Years	(2.85) (3.27)	[3] [4]	(3.35) (3.35)	[3] [4]	(3.49) (3.49)	[3] [4]	(2.64%) —	[3]
Since Inception	5.05 4.88	[3] [4]	(3.26) (3.26)	[3] [4]	(3.40) (3.40)	[3] [4]	5.30% —	[3]

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/msim or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.

Prior to July 28, 1997 the Fund offered only one class of shares. Because the distribution arrangement for Class A most closely resembled the distribution arrangement applicable prior to the implementation of multiple classes (i.e., Class A is sold with a front-end sales charge), historical performance information has been restated to reflect the actual maximum sales charge applicable to Class A (i.e., 4.25%) as compared to the 5.50% sales charge in effect prior to July 28, 1997. In addition, Class A shares are now subject to an ongoing 12b-1 fee which is reflected in the restated performance for that class.

Because all shares of the fund held prior to July 28, 1997 were designated Class D shares, the Fund's historical performance has been restated to reflect the absence of any sales charge.

*  The maximum front-end sales charge for Class A is 4.25%.

**  The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years. Effective April 2005, Class B shares will generally convert to Class A shares approximately eight years after the end of the calendar month in which the shares were purchased. Performance for periods greater than eight years reflects this conversion.

†  The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

††  Class D has no sales charge.

(1)  The Lehman Brothers U.S. Corporate High Yield - 2% Issuer Cap Index is the 2% Issuer Cap component of the Lehman Brothers U.S. Corporate High Yield Index which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market. Securities are classified as high-yield if the middle rating of Moody's, Fitch, and S&P is Ba1/BB+/BB+ or below. The Index excludes Emerging Markets debt. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)  The Lipper High Current Yield Bond Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper High Current Yield Bond Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. The Fund is in the Lipper High Current Yield Bond Funds classification as of the date of this report.

(3)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

‡  Ending value assuming a complete redemption on August 31, 2007.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 03/01/07 – 08/31/07.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period *
	03/01/07	08/31/07	03/01/07 – 08/31/07
Class A
Actual (-0.20% return)	$1,000.00	$998.00	$8.96
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.23	$9.05
Class B
Actual (-0.45% return)	$1,000.00	$995.50	$11.47
Hypothetical (5% annual return before expenses)	$1,000.00	$1,013.71	$11.57
Class C
Actual (-0.51% return)	$1,000.00	$994.90	$11.97
Hypothetical (5% annual return before expenses)	$1,000.00	$1,013.21	$12.08
Class D
Actual (-0.07% return)	$1,000.00	$999.30	$7.71
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.49	$7.78

*  Expenses are equal to the Fund's annualized expense ratios of 1.78%, 2.28%, 2.38% and 1.53% for Class A, Class B, Class C and Class D shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Fund's Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Investment Adviser's expense. (The Investment Adviser and the Administrator together are referred to as the "Adviser" and the Advisory and Administration Agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

Performance Relative to Comparable Funds Managed by Other Advisers

On a regular basis, the Board reviews the performance of all funds in the Morgan Stanley Fund Complex, including the Fund, compared to their peers, paying specific attention to the underperforming funds. In addition, the Board specifically reviewed the Fund's performance for the one-, three- and five-year periods ended November 30, 2006, as shown in a report provided by Lipper (the "Lipper Report"), compared to the performance of comparable funds selected by Lipper (the "performance peer group"). The Board also discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When a fund underperforms its performance peer group, the Board discusses with the Adviser the causes of the underperformance and, where necessary, specific changes to the fund's investment strategy or investment personnel. The Board concluded that the Fund can reasonably be expected to be competitive with that of its performance peer group based on recent action taken or proposed to be taken by the Adviser with respect to the Fund's investment strategy and/or investment personnel.

Fees Relative to Other Proprietary Funds Managed by the Adviser with Comparable Investment Strategies

The Board reviewed the advisory and administrative fee (together, the "management fee") rate paid by the Fund under the Management Agreement. The Board noted that the management fee rate was comparable to the management fee rates charged by the Adviser to other proprietary funds it manages with investment strategies comparable to those of the Fund taking into account the scope of the services provided.

Fees and Expenses Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the management fee rate and total expense ratio of the Fund as compared to the average management fee rate and average total expense ratio for funds, selected by Lipper (the "expense peer group"), managed by other advisers with investment strategies comparable to those of the Fund, as shown in the Lipper Report. The Board concluded that the Fund's management fee rate and total expense ratio were competitive with those of its expense peer group.

Breakpoints and Economies of Scale

The Board reviewed the structure of the Fund's management fee schedule under the Management Agreement and noted that it includes breakpoints. The Board also reviewed the level of the Fund's management fee and noted that the fee, as a percentage of the Fund's net assets, would decrease as net assets increase because the management fee includes breakpoints. The Board concluded that the Fund's management fee would reflect economies of scale as assets increase.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. Based on its review of the information it received, the Board concluded that the profits earned by the Adviser and affiliates were not excessive in light of the advisory, administrative and other services provided to the Fund.

Fall-Out Benefits

The Board considered so-called "fall-out benefits" derived by the Adviser and affiliates from their relationship with the Fund and the Morgan Stanley Fund Complex, such as sales charges on sales of Class A shares and "float" benefits derived from handling of checks for purchases and sales of Fund shares, through a broker-dealer affiliate of the Adviser. The Board also considered that a broker-dealer affiliate of the Adviser receives from the Fund 12b-1 fees for distribution and shareholder services. The Board concluded that the float benefits were relatively small and the sales charges and 12b-1 fees were competitive with those of other broker-dealers.

Soft Dollar Benefits

The Board considered whether the Adviser realizes any benefits from commissions paid to brokers who execute securities transactions for the Fund ("soft dollars"). The Board noted that the Fund invests only in fixed income securities, which do not generate soft dollars.

Adviser Financially Sound and Financially Capable of Meeting the Fund's Needs

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

Historical Relationship Between the Fund and the Adviser

The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

On April 25, 2007, after considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year until April 30, 2008. On June 20, 2007, the Board again considered and weighed all of the above factors and concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement to continue until June 30, 2008.

Morgan Stanley High Yield Securities Inc.

Portfolio of Investments  ■  August 31, 2007

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Corporate Bonds (94.4%)
	Advertising/Marketing Services (1.9%)
$1,750	Idearc Inc.	8.00%		11/15/16	$1,736,875
1,025	Interpublic Group of Companies, Inc. (The)	6.25		11/15/14	917,375
1,680	Valassis Communications Inc. (a)	8.25		03/01/15	1,436,400
					4,090,650
	Aerospace & Defense (0.5%)
1,125	Dae Aviation Holdings - 144A*	11.25		08/01/15	1,125,000
	Aluminum (1.0%)
2,085	Novelis, Inc. (Canada)	7.25		02/15/15	2,032,875
	Apparel/Footwear (0.7%)
1,525	Oxford Industries, Inc.	8.875		06/01/11	1,536,438
	Apparel/Footwear Retail (0.8%)
1,620	Brown Shoe Co., Inc.	8.75		05/01/12	1,660,500
	Auto Parts: O.E.M. (0.8%)
1,710	ArvinMeritor, Inc. (a)	8.75		03/01/12	1,701,450
	Beverages: Alcoholic (0.4%)
910	Constellation Brands Inc. - 144A*	7.25		05/15/17	887,250
	Broadcasting (1.1%)
1,630	LIN Television Corp. (a)	6.50		05/15/13	1,540,350
850	Univision Communications - 144A* (a)	9.75		03/15/15	813,875
					2,354,225
	Building Products (1.5%)
1,525	Interface Inc.	9.50		02/01/14	1,586,000
1,950	Nortek Inc.	8.50		09/01/14	1,696,500
					3,282,500
	Cable/Satellite TV (4.1%)
2,365	Cablevision Systems Corp. (Series B)	9.82	**	04/01/09	2,435,950
893	CCH I LLC/CCH I Cap Co.	11.00		10/01/15	879,605
535	CCH II LLC/CCH II Cap Co	10.25		09/15/10	543,025
1,890	EchoStar DBS Corp.	6.375		10/01/11	1,861,650
800	Intelsat Bermuda Ltd. (Bermuda)	8.886	**	01/15/15	810,000
285	Intelsat Sub Holding Co. Ltd. (Bermuda)	8.25		01/15/13	287,850
1,555	Intelsat Sub Holding Co. Ltd. (Bermuda)	8.625		01/15/15	1,572,494
315	NTL Cable PLC (United Kingdom) (a)	8.75		04/15/14	320,513
165	NTL Cable PLC (United Kingdom)	9.125		08/15/16	167,681
					8,878,768

See Notes to Financial Statements

Morgan Stanley High Yield Securities Inc.

Portfolio of Investments  ■  August 31, 2007 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Casino/Gaming (5.2%)
$27,175	Aladdin Gaming Holdings/Capital Corp. LLC (Series B) (b)(c)(f)	13.5	** %	03/01/10	$0
2,235	Isle of Capri Casinos	7.00		03/01/14	1,950,038
2,000	Las Vegas Sands Corp. (a)	6.375		02/15/15	1,910,000
3,700	MGM Mirage Inc.	6.00		10/01/09	3,686,125
27,634	Resort At Summerlin LP/Ras Co. (Series B) (b)(c)(f)	13.00		12/15/07	0
2,980	Station Casinos, Inc.	6.00		04/01/12	2,778,850
265	Station Casinos, Inc.	6.875		03/01/16	223,263
495	Station Casinos, Inc.	7.75		08/15/16	476,438
					11,024,714
	Chemicals: Agricultural (0.6%)
1,335	Terra Capital Inc. (Series B)	7.00		02/01/17	1,288,275
	Chemicals: Major Diversified (0.6%)
1,445	Westlake Chemical Corp.	6.625		01/15/16	1,336,625
	Chemicals: Specialty (2.4%)
1,387	Equistar Chemical/Funding Corp.	10.125		09/01/08	1,445,947
710	Innophos Holdings Inc - 144A*	9.50		04/15/12	706,450
1,070	Innophos, Inc.	8.875	**	08/15/14	1,059,300
1,045	Koppers Holdings, Inc.	9.875	†	11/15/14	877,800
915	Koppers Industry Inc.	9.875		10/15/13	956,175
					5,045,672
	Coal (1.8%)
860	Foundation PA Coal Co.	7.25		08/01/14	827,750
3,225	Massey Energy Co.	6.875		12/15/13	2,926,688
					3,754,438
	Containers/Packaging (4.6%)
1,170	Berry Plastics Holding Corp. (a)	10.25		03/01/16	1,129,050
2,550	Berry Plastics Holding Corp. (a)	8.875		09/15/14	2,556,375
940	Graham Packaging Company Inc.	8.50		10/15/12	921,200
1,315	Graham Packaging Company Inc. (a)	9.875		10/15/14	1,295,275
2,000	Graphic Packaging International Corp. (a)	9.50		08/15/13	2,030,000
850	Owens-Brockway Glass Containers Corp.	8.75		11/15/12	886,125
950	Owens-Illinois, Inc.	7.50		05/15/10	950,000
					9,768,025
	Data Processing Services (1.0%)
1,965	Sungard Data Systems Inc.	9.125		08/15/13	2,038,688

See Notes to Financial Statements

Morgan Stanley High Yield Securities Inc.

Portfolio of Investments  ■  August 31, 2007 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Drugstore Chains (0.6%)
$1,260	Rite Aid Corp.	8.125%		05/01/10	$1,266,300
	Electric Utilities (4.1%)
415	AES Corp. (The)	7.75		03/01/14	412,925
347	AES Corp. (The)	8.875		02/15/11	358,277
497	AES Corp. (The)	9.375		09/15/10	521,850
1,100	AES Corp. (The) - 144A*	9.00		05/15/15	1,152,250
1,215	Intergen NV - 144A*	9.00		06/30/17	1,239,300
910	IPALCO Enterprises, Inc.	8.375	**	11/14/08	925,925
965	IPALCO Enterprises, Inc.	8.625	**	11/14/11	996,362
530	Nevada Power Co. (Series A)	8.25		06/01/11	580,174
1,322	PSEG Energy Holdings Inc.	8.625		02/15/08	1,340,273
1,160	Reliant Energy Inc. (a)	7.875		06/15/17	1,139,700
					8,667,036
	Electrical Products (1.4%)
510	Baldor Electric Co.	8.625		02/15/17	529,125
2,497	Ormat Funding Corp.	8.25		12/30/20	2,496,618
					3,025,743
	Environmental Services (0.8%)
1,546	Allied Waste North America, Inc. (Series B)	9.25		09/01/12	1,615,570
	Finance/Rental/Leasing (2.9%)
340	Capmark Financial Group - 144A*	5.875		05/10/12	301,418
140	Capmark Financial Group - 144A*	6.30		05/10/17	113,912
1,780	Ford Motor Credit Co. LLC	5.80		01/12/09	1,677,771
1,500	Ford Motor Credit Co. LLC	7.00		10/01/13	1,337,439
1,905	Ford Motor Credit Co. LLC	7.25		10/25/11	1,738,112
995	Residential Capital Corp.	7.375	**	06/30/10	766,600
420	Residential Capital LLC	7.50	**	04/17/13	316,384
					6,251,636
	Financial Conglomerates (2.2%)
2,345	General Motors Acceptance Corp. (Series MTN) (a)	4.375		12/10/07	2,314,869
2,780	General Motors Acceptance Corp.	6.875		09/15/11	2,481,467
					4,796,336
	Food Retail (1.6%)
1,130	CA FM Lease Trust - 144A*	8.50		07/15/17	1,222,370
652	Delhaize America, Inc.	9.00		04/15/31	766,100

See Notes to Financial Statements

Morgan Stanley High Yield Securities Inc.

Portfolio of Investments  ■  August 31, 2007 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
$925	Supervalue Inc.	7.50%		05/15/12	$960,026
505	Supervalue Inc.	7.50		11/15/14	512,575
					3,461,071
	Food: Meat/Fish/Dairy (3.9%)
1,310	Michael Foods Inc.	8.00		11/15/13	1,303,450
2,140	Pilgrim's Pride Corp.	7.625		05/01/15	2,145,350
2,260	Pilgrim's Pride Corp.	9.625		09/15/11	2,335,326
2,545	Smithfield Foods Inc.	7.00		08/01/11	2,557,725
					8,341,851
	Forest Products (0.7%)
1,520	Crown Americas, Inc.	7.625		11/15/13	1,535,200
	Gas Distributors (0.5%)
1,245	DYNEGY Holdings Inc. - 144A*	7.75		06/01/19	1,157,850
	Home Furnishings (0.7%)
1,565	Jarden Corp.	7.50		05/01/17	1,471,100
	Hospital/Nursing Management (3.5%)
1,115	Community Health System Inc. - 144A*	8.875		07/15/15	1,119,181
1,200	HCA, Inc.	5.75		03/15/14	966,000
1,240	HCA, Inc	6.25		02/15/13	1,066,400
2,305	HCA, Inc. (a)	6.50		02/15/16	1,890,100
80	HCA, Inc.	8.75		09/01/10	79,800
210	HCA, Inc. - 144A*	9.125		11/15/14	215,775
930	Sun Healthcare Group Inc. - 144A*	9.125		04/15/15	934,650
740	Tenet Healthcare Corp.	7.375		02/01/13	617,900
615	Tenet Healthcare Corp. (a)	9.875		07/01/14	547,350
					7,437,156
	Industrial Machinery (0.3%)
587	Goodman Global Holding Company, Inc. (Series B)	8.36	**	06/15/12	576,727
	Industrial Specialties (1.7%)
2,510	Johnsondiversy, Inc. (Series B) (a)	9.625		05/15/12	2,535,100
1,000	UCAR Finance, Inc.	10.25		02/15/12	1,050,000
					3,585,100
	Integrated Oil (0.2%)
390	Cimarex Energy Co.	7.125		05/01/17	382,200
	Media Conglomerates (1.1%)
2,386	Canwest Media Inc. (Canada)	8.00		09/15/12	2,334,815

See Notes to Financial Statements

Morgan Stanley High Yield Securities Inc.

Portfolio of Investments  ■  August 31, 2007 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Medical Specialties (1.2%)
$2,370	Fisher Scientific International, Inc.	6.125%		07/01/15	$2,325,501
290	Invacare Corp.	9.75		02/15/15	281,300
					2,606,801
	Medical/Nursing Services (3.1%)
1,370	DaVita Inc.	6.625		03/15/13	1,332,325
1,605	FMC Finance III SA - 144A* (Luxembourg) (a)	6.875		07/15/17	1,580,925
3,700	Fresenius Medical Care Capital Trust IV	7.875		06/15/11	3,783,250
					6,696,500
	Metal Fabrications (1.0%)
2,240	Hexcel Corp. (a)	6.75		02/01/15	2,189,600
	Miscellaneous Commercial Services (1.0%)
200	Iron Mountain Inc.	7.75		01/15/15	195,500
1,990	Iron Mountain Inc.	8.625		04/01/13	1,999,950
					2,195,450
	Miscellaneous Manufacturing (0.6%)
1,470	Propex Fabrics Inc.	10.00		12/01/12	1,227,450
	Motor Vehicles (0.7%)
860	General Motors Corp. (a)	7.125		07/15/13	739,600
995	General Motors Corp. (a)	8.375		07/15/33	803,462
					1,543,062
	Oil & Gas Pipelines (3.2%)
2,395	Colorado Interstate Gas Co.	6.80		11/15/15	2,483,478
1,370	Pacific Energy Partners/Finance	7.125		06/15/14	1,408,226
2,800	Williams Companies, Inc. (The)	7.875		09/01/21	3,017,000
					6,908,704
	Oil & Gas Production (7.0%)
305	Chaparral Energy Inc. - 144A*	8.875		02/01/17	276,025
2,135	Chaparral Energy, Inc.	8.50		12/01/15	1,921,500
2,400	Chesapeake Energy Corp. (a)	7.50		09/15/13	2,454,000
465	Chesapeake Energy Corp.	7.625		07/15/13	477,787
2,810	Hilcorp Energy/Finance - 144A*	7.75		11/01/15	2,704,625
2,775	Husky Oil Ltd. (Canada)	8.90	**	08/15/28	2,877,164
1,140	Opti Canada Inc. - 144A* (Canada)	8.25		12/15/14	1,159,950
1,950	Pogo Producing Co.	6.875		10/01/17	1,974,375
1,175	Sandridge Energy	8.625		04/01/15	1,148,563
					14,993,989

See Notes to Financial Statements

Morgan Stanley High Yield Securities Inc.

Portfolio of Investments  ■  August 31, 2007 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Oilfield Services/Equipment (1.5%)
$965	CIE Gener de Geophysique S.A. (France)	7.50%		05/15/15	$974,650
591	Hanover Equipment Trust 2001A (Series A)	8.50	**	09/01/08	592,477
1,655	Hanover Equipment Trust 2001B (Series B)	8.75	**	09/01/11	1,708,787
					3,275,914
	Other Transportation (1.3%)
3,000	CHC Helicopter Corp. (Canada)	7.375		05/01/14	2,805,000
	Pharmaceuticals: Major (0.7%)
1,505	Warner Chilcott Corp.	8.75	**	02/01/15	1,508,763
	Precious Metals (0.5%)
1,040	Freeport-McMoran C & G	8.375		04/01/17	1,110,200
	Publishing: Books/Magazines (1.8%)
1,255	Dex Media East/Finance	12.125		11/15/12	1,342,850
1,536	Dex Media West/Finance (Series B)	9.875		08/15/13	1,628,160
960	PGS Solutions Inc. - 144A*	9.625		02/15/15	892,800
					3,863,810
	Pulp & Paper (0.9%)
1,560	Georgia-Pacific Corp. - 144A*	7.125		01/15/17	1,474,200
525	P.H. Glatfelter (WI)	7.125		05/01/16	519,750
					1,993,950
	Real Estate Development (0.2%)
610	Realogy Corp. - 144A* (a)	10.50		04/15/14	515,450
	Real Estate Investment Trusts (1.0%)
2,200	Host Marriott LP (Series O)	6.375		03/15/15	2,145,000
	Restaurants (0.5%)
320	Aramark Corp. (a)	8.50		02/01/15	320,400
105	Aramark Corp.	8.856	**	02/01/15	104,475
750	Aramark Services Inc.	5.00		06/01/12	646,875
					1,071,750
	Semiconductors (0.7%)
1,685	Freescale Semiconductor	8.875		12/15/14	1,562,837
	Services to the Health Industry (1.4%)
1,285	National Mentor Holdings Inc.	11.25		07/01/14	1,355,675
1,720	Omnicare Inc.	6.75		12/15/13	1,608,200
125	Omnicare Inc.	6.875		12/15/15	117,188
					3,081,063

See Notes to Financial Statements

Morgan Stanley High Yield Securities Inc.

Portfolio of Investments  ■  August 31, 2007 continued

PRINCIPAL AMOUNT IN THOUSANDS			COUPON RATE		MATURITY DATE	VALUE
		Specialty Stores (3.1%)
	$670	Asbury Automotive Group - 144A*	7.625%		03/15/17	$619,750
	2,425	Petro Stopping Centers LP/Petro Financial Corp.	9.00		02/15/12	2,540,187
	2,300	Sonic Automotive, Inc. (Series B)	8.625		08/15/13	2,265,500
	1,285	United Auto Group, Inc.	7.75		12/15/16	1,233,600
						6,659,037
		Specialty Telecommunications (2.7%)
	670	American Tower Corp.	7.125		10/15/12	673,350
	1,920	American Tower Corp.	7.50		05/01/12	1,948,800
	565	Citizens Communications	6.25		01/15/13	545,225
	432	Panamsat Corp.	9.00		08/15/14	441,720
	1,267	Qwest Communications International	9.058	**	02/15/09	1,276,503
	370	U.S. West Communications Corp.	5.625		11/15/08	370,925
	525	Windstream Corp.	8.125		08/01/13	544,688
						5,801,211
		Telecommunications (1.7%)
	2,044	Axtel SA de C.V. (Mexico)	11.00		12/15/13	2,197,300
	6,416	Exodus Communications, Inc. (c)(f)	11.625		07/15/10	0
	640	Nordic Tel Company Holdings - 144A* (Denmark)	8.875		05/01/16	665,600
	28,549	Rhythms Netconnections, Inc. (b)(c)(f)	12.75		04/15/09	0
	13,439	Rhythms Netconnections, Inc. (Series B) (b)(c)(f)	13.50	**	05/15/08	0
	4,309	Rhythms Netconnections, Inc. (Series B) (b)(c)(f)	14.00		02/15/10	0
EUR	530	TDC AS (Series EMTN) (Denmark)	6.50		04/19/12	722,698
						3,585,598
		Tobacco (0.3%)
	$635	Reynolds American Inc.	6.50		07/15/10	651,192
		Water Utilities (1.6%)
	1,320	Nalco Co.	7.75		11/15/11	1,349,700
	1,920	Nalco Co. (a)	8.875		11/15/13	1,972,800
						3,322,500
		Wholesale Distributors (0.9%)
	1,930	RBS Global & Rexnord Corp.	9.50		08/01/14	1,958,950
		Wireless Telecommunication (0.6%)
	1,320	Wind Acquisition Finance SA - 144A* (Luxembourg)	10.75		12/01/15	1,366,200
		Total Corporate Bonds (Cost $307,293,243)				202,351,765

See Notes to Financial Statements

Morgan Stanley High Yield Securities Inc.

Portfolio of Investments  ■  August 31, 2007 continued

PRINCIPAL AMOUNT IN THOUSANDS			COUPON RATE	MATURITY DATE	VALUE
		Convertible Bond (0.9%)
		Telecommunication Equipment
	$1,840	Nortel Networks Corp. (Canada) (Cost $1,816,425)	4.25%	09/01/08	$1,826,200
		Foreign Government Obligation (0.5%)
MXN	10,995	Mexican Fixed Rate Bonds (Series MI10) (Mexico) (Cost $1,112,169)	9.50	12/18/14	1,090,829

NUMBER OF SHARES
	Common Stocks (0.1%)
	Casino/Gaming (0.0%)
212,312	Fitzgeralds Gaming Corp. + (e)(f)	0
	Electric Utilities (0.0%)
197	PNM Resources Inc. (a)	4,555
	Food: Specialty/Candy (0.0%)
2,447	SFFB Holdings Inc. (d)(e)(f)	0
13,317	SFAC New Holdings Inc. (d)(e)(f) ++	0
		0
	Internet Software/Services (0.0%)
13,767	Neon Communications (d)	66,082
	Restaurants (0.0%)
10,126	American Restaurant Group Holdings, Inc. (Class A) (d)(e)(f)	81,008
787,160	Catalina Restaurant Group (escrow) (d)(e)(f)	7,872
		88,880
	Specialty Telecommunications (0.0%)
34,159	Birch Telecom Inc. +++ (d)(e)(f)	341
1,448,200	PFB Telecom NV (Series B) (d)(e)(f)	0
8,510	XO Holdings, Inc. (a)(d)(e)	29,785
		30,126
	Telecommunications (0.0%)
49,597	Viatel Holdings Bermuda Ltd. (Bermuda) (d)(e)	397
	Textiles (0.0%)
2,389,334	U.S. Leather, Inc. (d)(e)(f)	0
	Wireless Telecommunications (0.1%)
5,199	USA Mobility, Inc. (a)(d)	95,921
315,021	Vast Solutions, Inc. (Class B1) (d)(e)(f)	0
315,021	Vast Solutions, Inc. (Class B2) (d)(e)(f)	0
315,021	Vast Solutions, Inc. (Class B3) (d)(e)(f)	0
		95,921
	Total Common Stocks (Cost $217,277,866)	285,961

See Notes to Financial Statements

Morgan Stanley High Yield Securities Inc.

Portfolio of Investments  ■  August 31, 2007 continued

NUMBER OF WARRANTS		EXPIRATION DATE	VALUE
	Warrants (0.0%)
	Casino/Gaming (0.0%)
319,500	Aladdin Gaming Enterprises, Inc. - 144A* (f)	03/01/10	$0
23,000	Resort At Summerlin LP - 144A* (f)	12/15/07	0
			0
	Specialty Telecommunications (0.0%)
17,020	XO Holdings, Inc. (Series A) (d)	01/16/10	11,063
12,768	XO Holdings, Inc. (Series B) (d)	01/16/10	4,469
12,768	XO Holdings, Inc. (Series C) (d)	01/16/10	1,915
			17,447
	Total Warrants (Cost $15,439)		17,447

PRINCIPAL AMOUNT IN THOUSANDS
Short-Term Investments (15.3%)
Security Purchased from Securities Lending Collateral (13.2%)
$28,257	The Bank of New York Institutional Cash Reserve Fund (Cost $28,257,481)	28,257,481

NUMBER OF SHARES (000)
	Investment Company (g) (2.1%)
4,466	Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class (Cost $4,466,474)		4,466,474
	Total Short-Term Investments (Cost $32,723,955)		32,723,955
	Total Investments (Cost $560,239,097) (h)(i)	111.2%	238,296,157
	Liabilities in Excess of Other Assets	(11.2)	(24,076,704)
	Net Assets	100.0%	$214,219,453

  WI  Security purchased on a when-issued basis.

  *  Resale is restricted to qualified institutional investors.

  **  Floating rate security. Rate shown is the rate in effect at August 31, 2007.

  +  Resale is restricted, acquired (12/22/98) at a cost basis of $957,527.

  ++  Resale is restricted, acquired (06/10/99) at a cost basis of $133.

  +++  Resale is restricted, acquired (between 06/18/98 and 05/11/99) at a cost basis of $17,257,340.

See Notes to Financial Statements

Morgan Stanley High Yield Securities Inc.

Portfolio of Investments  ■  August 31, 2007 continued

  †  Currently a zero coupon bond and is scheduled to pay interest at the rate shown at a future specified date.

  (a)  All or a portion of this security was on loan at August 31, 2007.

  (b)  Issuer in bankruptcy.

  (c)  Non-income producing security; bond in default.

  (d)  Acquired through exchange offer.

  (e)  Non-income producing securities.

  (f)  Securities with total market value equal to $89,221 have been valued at their fair value as determined in good faith under procedures established by and under general supervision of Fund's Directors.

  (g)  See Note 4 to the financial statements regarding investments in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class.

  (h)  Cash in amount of $450,000 have been designated as collateral in connection with open swap contracts.

  (i)  The aggregate cost for federal income tax purposes is $558,304,680. The aggregate gross unrealized appreciation is $2,354,367 and the aggregate gross unrealized depreciation is $322,362,890, resulting in net unrealized depreciation of $320,008,523.

Forward Foreign Currency Contract Open at August 31, 2007:

CONTRACT TO IN EXCHANGE DELIVER	DELIVERY FOR	UNREALIZED DATE	APPRECIATION

EUR	543,000	$742,824	10/31/07	$958

Currency Abbreviations
EUR	Euro.
MXN	Mexican New Peso.

Credit Default Swap Contracts Open at August 31, 2007:

SWAP CONTERPARTY & REFERENCE OBLIGATION	BUY/SELL PROTECTION	NOTIONAL AMOUNT (000'S)	PAY/RECEIVE FIXED RATE	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
JPMorgan Chase Bank, N.A. DJ CDX NA HVOL	Sell	$6,670	2.75%	June 20, 2012	$124,389
JPMorgan Chase Bank, N.A. Belo Corporation	Buy	1,200	1.30	June 20, 2014	(14,641)
JPMorgan Chase Bank, N.A. Belo Corporation	Buy	425	1.18	June 20, 2014	(2,327)
Net Unrealized Appreciation					$107,421

See Notes to Financial Statements

Morgan Stanley High Yield Securities Inc.

Financial Statements

Statement of Assets and Liabilities

August 31, 2007

Assets:
Investments in securities, at value (cost $555,772,623) (including $27,080,775 securities loaned)	$233,829,683
Investments in affiliate (cost $4,466,474)	4,466,474
Unrealized appreciation on open forward foreign currency contract	958
Unrealized appreciation on open swap contracts	124,389
Receivable for:
Interest	4,474,239
Swap contracts collateral due from brokers	450,000
Periodic interest on swap contract	37,195
Investments sold	18,104
Capital stock sold	8,536
Dividends from affiliate	680
Prepaid expenses and other assets	102,641
Total Assets	243,512,899
Liabilities:
Collateral on securities loaned, at value	28,257,481
Unrealized depreciation on open swap contracts	16,968
Payable for:
Capital stock redeemed	192,256
Investment advisory fee	76,394
Distribution fee	70,264
Administration fee	14,647
Periodic interest payment on swap contract	4,437
Accrued expenses and other payables	210,774
Premium received from swap contracts	450,225
Total Liabilities	29,293,446
Net Assets	$214,219,453
Composition of Net Assets:
Paid-in-capital	$2,517,706,059
Net unrealized depreciation	(321,834,657)
Accumulated undistributed net investment income	2,439,431
Accumulated net realized loss	(1,984,091,380)
Net Assets	$214,219,453
Class A Shares:
Net Assets	$71,663,885
Shares Outstanding (2,000,000,000 authorized, $.01 par value)	41,362,974
Net Asset Value Per Share	$1.73
Maximum Offering Price Per Share, (net asset value plus 4.44% of net asset value)	$1.81
Class B Shares:
Net Assets	$67,410,334
Shares Outstanding (2,000,000,000 authorized, $.01 par value)	39,293,028
Net Asset Value Per Share	$1.72
Class C Shares:
Net Assets	$15,085,429
Shares Outstanding (2,000,000,000 authorized, $.01 par value)	8,760,829
Net Asset Value Per Share	$1.72
Class D Shares:
Net Assets	$60,059,804
Shares Outstanding (2,000,000,000 authorized, $.01 par value)	34,763,752
Net Asset Value Per Share	$1.73

See Notes to Financial Statements

Morgan Stanley High Yield Securities Inc.

Financial Statements continued

Statement of Operations

For the year ended August 31, 2007

Net Investment Income: Income
Interest	$19,897,514
Dividends from affiliate	46,506
Income from securities loaned - net	43,376
Dividends	177
Total Income	19,987,573
Expenses
Professional fees	1,152,426
Investment advisory fee	1,071,305
Distribution fee (Class A shares)	182,908
Distribution fee (Class B shares)	709,461
Distribution fee (Class C shares)	154,695
Transfer agent fees and expenses	594,183
Shareholder reports and notices	304,510
Administration fee	204,058
Registration fees	34,783
Directors' fees and expenses	17,347
Custodian fees	13,237
Other	51,214
Total Expenses	4,490,127
Less: amounts waived/reimbursed	(567)
Less: expense offset	(3,659)
Net Expenses	4,485,901
Net Investment Income	15,501,672
Net Realized and Unrealized Gain (Loss): Net Realized Gain (Loss) on:
Investments	4,895,581
Swap contracts	35,864
Foreign exchange transactions	(25,123)
Net Realized Gain	4,906,322
Net Change in Unrealized Appreciation/Depreciation on:
Investments	(2,812,504)
Swap contracts	107,421
Net translation of other assets and liabilities denominated in foreign currencies	13,034
Net Change in Unrealized Appreciation/Depreciation	(2,692,049)
Net Gain	2,214,273
Net Increase	$17,715,945

See Notes to Financial Statements

Morgan Stanley High Yield Securities Inc.

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE YEAR ENDED AUGUST 31, 2007	FOR THE YEAR ENDED AUGUST 31, 2006
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$15,501,672	$22,637,290
Net realized gain (loss)	4,906,322	(28,419,490)
Net change in unrealized appreciation/depreciation	(2,692,049)	15,983,536
Net Increase	17,715,945	10,201,336
Dividends to Shareholders from Net Investment Income:
Class A shares	(4,803,404)	(5,289,164)
Class B shares	(5,631,157)	(10,742,499)
Class C shares	(1,057,620)	(1,528,289)
Class D shares	(4,454,336)	(6,342,863)
Total Dividends	(15,946,517)	(23,902,815)
Net decrease from capital stock transactions	(73,600,924)	(135,781,836)
Net Decrease	(71,831,496)	(149,483,315)
Net Assets:
Beginning of period	286,050,949	435,534,264
End of Period (Including accumulated undistributed net investment income of $2,439,431 and $2,307,661, respectively)	$214,219,453	$286,050,949

See Notes to Financial Statements

Morgan Stanley High Yield Securities Inc.

Notes to Financial Statements  ■  August 31, 2007

1. Organization and Accounting Policies

Morgan Stanley High Yield Securities Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, (the "Act") as a diversified, open-end management investment company. The Fund's primary objective is to earn a high level of current income. As a secondary objective, the fund seeks capital appreciation but only to the extent consistent with its primary objective. The Fund was incorporated in Maryland on June 14, 1979 and commenced operations on September 26, 1979. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The Fund will assess a 2% redemption fee on Class A shares, Class B shares, Class C shares, and Class D shares, which is paid directly to the Fund, for shares redeemed or exchanged within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) credit default swaps are marked-to-market daily based upon quotations from market markers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations; (6) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as

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Notes to Financial Statements  ■  August 31, 2007 continued

determined in good faith under procedures established by and under the general supervision of the Fund's Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Directors or by the Investment Adviser using a pricing service and/or procedures approved by the Directors of the Fund; (7) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Directors; (8) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (9) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily except where collection is not expected.

C. Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. Foreign Currency Translation and Forward Foreign Currency Contracts — The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities held. Forward contracts are valued daily at the appropriate exchange rates.

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Notes to Financial Statements  ■  August 31, 2007 continued

The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

E. Credit Default Swaps — A credit default swap is an agreement between two parties to exchange the credit risk of an issuer. The Fund may purchase credit protection on the referenced obligation of the credit default swap ("Buy Contract"), or provide credit protection on the referenced obligation of the credit default swap ("Sale Contract"). A buyer of a credit default swap is said to buy protection by paying periodic fees in return for a contingent payment from the seller if the issuer has a credit event such as bankruptcy or a failure to pay outstanding obligations while the swap is outstanding. A seller of a credit default swap is said to sell protection and thus collects the periodic fees and profits if the credit of the issuer remains stable or improves while the swap is outstanding. If a credit event occurs, the seller pays to the buyer an agreed upon amount, which approximates the notional amount of the swap contract as disclosed in the table following the Portfolio of Investments. During the term of the swap agreement, the Fund receives or pays periodic fixed payments from or to the respective counterparty calculated at the agreed upon interest rate applied to the notional amount. These periodic payments are accrued daily and recorded as realized gains or losses in the Statement of Operations. In addition, upon termination of the swap contract, gains and losses are also realized. Any upfront payment received or paid by the Fund is recorded as assets/liabilities on the Fund's books.

F. Security Lending — The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund receives cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily, by the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in high-quality short-term investments. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent.

The value of loaned securities and related collateral outstanding at August 31, 2007 were $27,080,775 and $28,257,481, respectively. The Fund received cash collateral which was subsequently invested in The Bank of New York Institutional Cash Reserve Fund as reported in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

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Notes to Financial Statements  ■  August 31, 2007 continued

G. Federal Income Tax Policy — It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

H. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

I. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory/ Administration Agreements

Pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined at the close of each business day: 0.42% to the portion of the daily net assets not exceeding $500 million; 0.345% to the portion of the daily net assets exceeding $500 million but not exceeding $750 million; 0.295% to the portion of the daily net assets exceeding $750 million but not exceeding $1 billion; 0.27% to the portion of the daily net assets exceeding $1 billion but not exceeding $2 billion; 0.245% to the portion of the daily net assets exceeding $2 billion but not exceeding $3 billion; and 0.22% to the portion of the daily net assets exceeding $3 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

For the period November 18, 2005 through November 18, 2006, the Investment Adviser has agreed to cap the Fund's operating expenses (except for brokerage and 12b-1 fees) by assuming the Fund's "other expenses" and/or waiving the Fund's advisory fees, and the Administrator has agreed to waive the Fund's administrative fees, to the extent such operating expenses on an annualized basis exceed 1.02% of the average daily net assets of the Fund.

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A — up to 0.25% of the average daily net assets of Class A shares; (ii) Class B — up to 0.75% of the average daily net assets of Class B shares; and (iii) Class C — up to 0.85% of the average daily net assets of Class C shares.

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Notes to Financial Statements  ■  August 31, 2007 continued

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Directors will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $62,420,159 at August 31, 2007.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 0.85% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the year ended August 31, 2007, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.24% and 0.85%, respectively.

The Distributor has informed the Fund that for the year ended August 31, 2007, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $277, $248,185 and $451, respectively and received $13,039 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates

The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative services fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class. For the year ended August 31, 2007, advisory fees paid were reduced by $567 relating to the Fund's investment in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class. Income distributions earned by the Fund are recorded as dividends from affiliate in the Statement of Operations and totaled $46,506 for the year ended August 31, 2007. During the year ended August 31, 2007, cost of purchases and sales in investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class aggregated $21,244,344 and $16,777,870, respectively.

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Notes to Financial Statements  ■  August 31, 2007 continued

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended August 31, 2007, aggregated $64,638,715 and $132,904,598, respectively.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Directors of the Fund who will have served as independent Directors for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Directors voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the year ended August 31, 2007, included in Directors' fees and expenses in the Statement of Operations amounted to $13,316. At August 31, 2007, the Fund had an accrued pension liability of $123,890 which is included in accrued expenses in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. Purposes of and Risks Relating to Certain Financial Instruments

The Fund may purchase into forward contracts for many purposes, including to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

The Fund may enter into credit default swaps for hedging purposes, to add leverage to its portfolio or to gain exposure to a credit in which the Fund may otherwise invest. Credit default swaps may involve greater risks than if a Fund had invested in the issuer directly. Credit default swaps are subject to general market risk, counterparty risk and credit risk. If the Fund is a buyer and no credit event occurs,

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Notes to Financial Statements  ■  August 31, 2007 continued

it will lose its investment. In addition, if the Fund is a seller and a credit event occurs, the value of the referenced obligation received by the Fund coupled with the periodic payments previously received may be less than the maximum payout amount it pays to the buyer, resulting in a loss to the Fund.

The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

6. Capital Stock

Transactions in capital stock were as follows:

	FOR THE YEAR ENDED AUGUST 31, 2007		FOR THE YEAR ENDED AUGUST 31, 2006
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	1,134,697	$2,039,666	2,659,394	$4,616,598
Conversion from Class B	11,398,620	20,162,979	15,880,535	27,512,854
Reinvestment of dividends	1,165,217	2,057,013	1,264,607	2,186,027
Redeemed	(15,733,114)	(27,875,354)	(19,954,807)	(34,657,064)
Net decrease — Class A	(2,034,580)	(3,615,696)	(150,271)	(341,585)
CLASS B SHARES
Sold	870,602	1,533,789	2,491,515	4,309,706
Conversion to Class A	(11,514,182)	(20,162,979)	(16,017,129)	(27,512,854)
Reinvestment of dividends	1,283,515	2,247,697	2,499,833	4,291,182
Redeemed	(20,890,903)	(36,660,847)	(35,440,135)	(61,039,508)
Net decrease — Class B	(30,250,968)	(53,042,340)	(46,465,916)	(79,951,474)
CLASS C SHARES
Sold	120,275	210,679	387,062	670,383
Reinvestment of dividends	279,941	491,601	383,731	660,309
Redeemed	(3,115,232)	(5,486,855)	(4,684,368)	(8,094,071)
Net decrease — Class C	(2,715,016)	(4,784,575)	(3,913,575)	(6,763,379)
CLASS D SHARES
Sold	299,341	531,628	506,067	880,161
Reinvestment of dividends	1,488,251	2,623,661	2,067,866	3,574,901
Redeemed	(8,669,315)	(15,313,602)	(30,687,485)	(53,180,460)
Net decrease — Class D	(6,881,723)	(12,158,313)	(28,113,552)	(48,725,398)
Net decrease in Fund	(41,882,287)	$(73,600,924)	(78,643,314)	$(135,781,836)

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Notes to Financial Statements  ■  August 31, 2007 continued

7. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

The tax character of distributions paid was as follows:

	FOR THE YEAR ENDED AUGUST 31, 2007	FOR THE YEAR ENDED AUGUST 31, 2006
Ordinary income	$15,946,517	$23,902,815
As of August 31, 2007, the tax-basis components of accumulated losses were as follows:
Undistributed ordinary income	$1,796,741
Undistributed long-term gains	—
Net accumulated earnings	1,796,741
Capital loss carryforward*	(1,984,193,107)
Post-October losses	(33,154)
Temporary differences	(1,155,888)
Net unrealized depreciation	(319,901,198)
Total accumulated losses	$(2,303,486,606)

*As of August 31, 2007, the Fund had a net capital loss carryforward of $1,984,193,107 of which $69,856,779 will expire on August 31, 2008, $89,299,249 will expire on August 31, 2009, $245,944,739 will expire on August 31, 2010, $568,502,378 will expire on August 31, 2011, $758,434,573 will expire on August 31, 2012, $183,559,922 will expire on August 31, 2013, $46,796,397 will expire on August 31, 2014 and $21,799,070 will expire on August 31, 2015 to offset future capital gains to the extent provided by regulations.

As of August 31, 2007, the Fund had temporary book/tax differences primarily attributable to post-October losses (foreign currency losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund's next taxable year), interest on bonds in default and book amortization of discounts on debt securites.

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Notes to Financial Statements  ■  August 31, 2007 continued

Permanent differences, due to losses on paydowns and foreign currency, tax adjustments on debt securities sold by the Fund and an expired capital loss carryforward, resulted in the following reclassifications among the Fund's components of net assets at August 31, 2007:

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME	ACCUMULATED NET REALIZED LOSS	PAID-IN-CAPITAL
$576,615	$24,342,566	$(24,919,181)

8. Expense Offset

The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent.

9. Accounting Pronouncements

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. The impact to the Fund's financial statements, if any is currently being assessed.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Morgan Stanley High Yield Securities Inc.

Financial Highlights

Selected ratios and per share data for a share of capital stock outstanding throughout each period:

	FOR THE YEAR ENDED AUGUST 31,
	2007		2006		2005	2004	2003
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$1.73		$1.79		$1.80	$1.67	$1.55
Income (loss) from investment operations:
Net investment income‡	0.11		0.12		0.13	0.16	0.19
Net realized and unrealized gain (loss)	0.00		(0.06)		(0.01)	0.09	0.10
Total income from investment operations	0.11		0.06		0.12	0.25	0.29
Less dividends from net investment income	(0.11)		(0.12)		(0.13)	(0.12)	(0.17)
Net asset value, end of period	$1.73		$1.73		$1.79	$1.80	$1.67
Total Return†	6.65%		3.84%		6.84%	15.40%	19.88%
Ratios to Average Net Assets(1):
Total expenses (before expense offset)	1.59	%(2)	1.26	%(3)	1.12%	1.03%	1.06%
Net investment income	6.24	%(2)	6.79	%(3)	7.24%	8.98%	11.96%
Supplemental Data:
Net assets, end of period, in thousands	$71,664		$75,099		$77,861	$21,595	$38,072
Portfolio turnover rate	26%		26%		43%	51%	66%

  ‡  The per share amounts were computed using an average number of shares outstanding during the period.

  †  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (1)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (2)  Reflects waivers of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity
Money Market Portfolio - Institutional Class during the period. As a result of such waivers the expenses as a percentage of its net assets had an effect of less than 0.005%.

  (3)  If the Fund had borne all its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment income ratios, before expense offset, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
August 31, 2006	1.30%	6.75%

See Notes to Financial Statements

Morgan Stanley High Yield Securities Inc.

Financial Highlights continued

	FOR THE YEAR ENDED AUGUST 31,
	2007		2006		2005	2004	2003
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$1.72		$1.77		$1.79	$1.67	$1.55
Income (loss) from investment operations:
Net investment income‡	0.10		0.11		0.12	0.15	0.18
Net realized and unrealized gain (loss)	0.01		(0.04)		(0.02)	0.08	0.10
Total income from investment operations	0.11		0.07		0.10	0.23	0.28
Less dividends from net investment income	(0.11)		(0.12)		(0.12)	(0.11)	(0.16)
Net asset value, end of period	$1.72		$1.72		$1.77	$1.79	$1.67
Total Return†	6.78%		3.34%		5.68%	14.15%	19.27%
Ratios to Average Net Assets(1):
Total expenses (before expense offset)	2.10	%(2)	1.77	%(3)	1.66%	1.60%	1.61%
Net investment income	5.74	%(2)	6.28	%(3)	6.70%	8.41%	11.41%
Supplemental Data:
Net assets, end of period, in thousands	$67,410		$119,288		$205,739	$360,513	$422,468
Portfolio turnover rate	26%		26%		43%	51%	66%

  ‡  The per share amounts were computed using an average number of shares outstanding during the period.

  †  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (1)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (2)  Reflects waivers of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity
Money Market Portfolio - Institutional Class during the period. As a result of such waivers the expenses as a percentage of its net assets had an effect of less than 0.005%.

  (3)  If the Fund had borne all its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment income ratios, before expense offset, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
August 31, 2006	1.81%	6.24%

See Notes to Financial Statements

Morgan Stanley High Yield Securities Inc.

Financial Highlights continued

	FOR THE YEAR ENDED AUGUST 31,
	2007		2006		2005	2004	2003
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$1.72		$1.78		$1.80	$1.67	$1.55
Income (loss) from investment operations:
Net investment income‡	0.10		0.11		0.12	0.15	0.18
Net realized and unrealized gain (loss)	0.00		(0.06)		(0.02)	0.09	0.10
Total income from investment operations	0.10		0.05		0.10	0.24	0.28
Less dividends from net investment income	(0.10)		(0.11)		(0.12)	(0.11)	(0.16)
Net asset value, end of period	$1.72		$1.72		$1.78	$1.80	$1.67
Total Return†	6.04%		3.25%		5.58%	14.65%	19.14%
Ratios to Average Net Assets(1):
Total expenses (before expense offset)	2.20	%(2)	1.84	%(3)	1.74%	1.70%	1.71%
Net investment income	5.64	%(2)	6.21	%(3)	6.62%	8.31%	11.31%
Supplemental Data:
Net assets, end of period, in thousands	$15,085		$19,753		$27,378	$37,907	$45,114
Portfolio turnover rate	26%		26%		43%	51%	66%

  ‡  The per share amounts were computed using an average number of shares outstanding during the period.

  †  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (1)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (2)  Reflects waivers of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity
Money Market Portfolio - Institutional Class during the period. As a result of such waivers the expenses as a percentage of its net assets had an effect of less than 0.005%.

  (3)  If the Fund had borne all its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment income ratios, before expense offset, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
August 31, 2006	1.88%	6.17%

See Notes to Financial Statements

Morgan Stanley High Yield Securities Inc.

Financial Highlights continued

	FOR THE YEAR ENDED AUGUST 31,
	2007		2006		2005	2004	2003
Class D Shares
Selected Per Share Data:
Net asset value, beginning of period	$1.73		$1.79		$1.80	$1.68	$1.55
Income (loss) from investment operations:
Net investment income‡	0.11		0.12		0.13	0.16	0.19
Net realized and unrealized gain (loss)	0.01		(0.05)		(0.01)	0.08	0.11
Total income from investment operations	0.12		0.07		0.12	0.24	0.30
Less dividends from net investment income	(0.12)		(0.13)		(0.13)	(0.12)	(0.17)
Net asset value, end of period	$1.73		$1.73		$1.79	$1.80	$1.68
Total Return†	6.92%		4.11%		7.04%	14.93%	20.82%
Ratios to Average Net Assets(1):
Total expenses (before expense offset)	1.35	%(2)	1.01	%(3)	0.91%	0.85%	0.86%
Net investment income	6.48	%(2)	7.04	%(3)	7.45%	9.16%	12.16%
Supplemental Data:
Net assets, end of period, in thousands	$60,060		$71,911		$124,556	$154,639	$175,471
Portfolio turnover rate	26%		26%		43%	51%	66%

  ‡  The per share amounts were computed using an average number of shares outstanding during the period.

  †  Calculated based on the net asset value as of the last business day of the period.

  (1)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (2)  Reflects waivers of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity
Money Market Portfolio - Institutional Class during the period. As a result of such waivers the expenses as a percentage of its net assets had an effect of less than 0.005%.

  (3)  If the Fund had borne all its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment income ratios, before expense offset, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
August 31, 2006	1.05%	7.00%

See Notes to Financial Statements

Morgan Stanley High Yield Securities Inc.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of
Morgan Stanley High Yield Securities Inc.:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley High Yield Securities Inc. (the "Fund"), including the portfolio of investments, as of August 31, 2007, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2007, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley High Yield Securities Inc. as of August 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
October 22, 2007

Morgan Stanley High Yield Securities Inc.

Director and Officer Information (unaudited)

Independent Directors:

Name, Age and Address of Independent Director	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Director**	Other Directorships Held by Independent Director
Frank L. Bowman (62) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Directors 1177 Avenue of the Americas New York, NY 10036	Director	Since August 2006	President and Chief Executive Officer, Nuclear Energy Institute (policy organization) (since February 2005); Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); Chairperson of the Insurance Sub-Committee of the Valuation, Insurance and Compliance Committee (since February 2007); formerly, variously, Admiral in the U.S. Navy, Director of Naval Nuclear Propulsion Program and Deputy Administrator – Naval Reactors in the National Nuclear Security Administration at the U.S. Department of Energy (1996-2004). Honorary Knight Commander of the Most Excellent Order of the British Empire.	171	Director of the National Energy Foundation, the U.S. Energy Association, the American Council for Capital Formation and the Armed Services YMCA of the USA.

Michael Bozic (66) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Directors 1177 Avenue of the Americas New York, NY 10036	Director	Since April 1994	Private investor; Chairperson of the Valuation, Insurance and Compliance Committee (since October 2006); Director or Trustee of the Retail Funds (since April 1994) and the Institutional Funds (since July 2003); formerly, Chairperson of the Insurance Committee (July 2006-September 2006); Vice Chairman of Kmart Corporation (December 1998-October 2000), Chairman and Chief Executive Officer of Levitz Furniture Corporation (November 1995-November 1998) and President and Chief Executive Officer of Hills Department Stores (May 1991-July 1995); variously Chairman, Chief Executive Officer, President and Chief Operating Officer (1987-1991) of the Sears Merchandise Group of Sears, Roebuck & Co.	173	Director of various business organizations.

Morgan Stanley High Yield Securities Inc.

Director and Officer Information (unaudited) continued

Name, Age and Address of Independent Director	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Director**	Other Directorships Held by Independent Director
Kathleen A. Dennis (54) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Directors 1177 Avenue of the Americas New York, NY 10036	Director	Since August 2006	President, Cedarwood Associates (mutual fund consulting) (since July 2006); Chairperson of the Money Market and Alternatives Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, Senior Managing Director of Victory Capital Management (1993-2006).	171	None.

Dr. Manuel H. Johnson (58) c/o Johnson Smick Group, Inc. 888 16th Street, N.W. Suite 740 Washington, D.C. 20006	Director	Since July 1991	Senior Partner, Johnson Smick International, Inc. (consulting firm); Chairperson of the Investment Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2003); Co-Chairman and a founder of the Group of Seven Council (G7C) (international economic commission); formerly, Chairperson of the Audit Committee (July 1991-September 2006); Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	173	Director of NVR, Inc. (home construction); Director of Evergreen Energy.

Joseph J. Kearns (65) c/o Kearns & Associates LLC PMB754 23852 Pacific Coast Highway Malibu, CA 90265	Director	Since August 1994	President, Kearns & Associates LLC (investment consulting); Chairperson of the Audit Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since August 1994); formerly, Deputy Chairperson of the Audit Committee (July 2003-September 2006) and Chairperson of the Audit Committee of the Institutional Funds (October 2001-July 2003); CFO of the J. Paul Getty Trust.	174	Director of Electro Rent Corporation (equipment leasing), The Ford Family Foundation, and the UCLA Foundation.

Morgan Stanley High Yield Securities Inc.

Director and Officer Information (unaudited) continued

Name, Age and Address of Independent Director	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Director**	Other Directorships Held by Independent Director
Michael F. Klein (48) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Directors 1177 Avenue of the Americas New York, NY 10036	Director	Since August 2006	Managing Director, Aetos Capital, LLC (since March 2000) and Co-President, Aetos Alternatives Management, LLC (since January 2004); Chairperson of the Fixed-Income Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, Managing Director, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management, President, Morgan Stanley Institutional Funds (June 1998-March 2000) and Principal, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management (August 1997-December 1999).	171	Director of certain investment funds managed or sponsored by Aetos Capital, LLC. Director of Sanitized AG and Sanitized Marketing AG (specialty chemicals).

Michael E. Nugent (71) c/o Triumph Capital, L.P. 445 Park Avenue New York, NY 10022	Chairperson of the Board and Director	Chairperson of the Boards since July 2006 and Director since July 1991	General Partner, Triumph Capital, L.P. (private investment partnership); Chairperson of the Boards of the Retail Funds and Institutional Funds (since July 2006); Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2001); formerly, Chairperson of the Insurance Committee (until July 2006); Vice President, Bankers Trust Company and BT Capital Corporation (1984-1988).	173	None.

Morgan Stanley High Yield Securities Inc.

Director and Officer Information (unaudited) continued

Name, Age and Address of Independent Director	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Director**	Other Directorships Held by Independent Director
W. Allen Reed (60) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Directors 1177 Avenue of the Americas New York, NY 10036	Director	Since August 2006	Chairperson of the Equity Sub-Commitee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, President and CEO of General Motors Asset Management; Chairman and Chief Executive Officer of the GM Trust Bank and Corporate Vice President of General Motors Corporation (August 1994-December 2005).	171	Director of GMAC (financial services) and Temple-Inland Industries (packaging, banking and forest products); Director of Legg Mason, Inc. and Director of the Auburn University Foundation.

Fergus Reid (75) c/o Lumelite Plastics Corporation 85 Charles Colman Blvd. Pawling, NY 12564	Director	Since June 1992	Chairman of Lumelite Plastics Corporation; Chairperson of the Governance Committee and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since June 1992).	174	Trustee and Director of certain investment companies in the JPMorgan Funds complex managed by J.P. Morgan Investment Management Inc.

Morgan Stanley High Yield Securities Inc.

Director and Officer Information (unaudited) continued

Interested Director:

Name, Age and Address of Interested Director	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Interested Director**	Other Directorships Held by Interested Director
James F. Higgins (59) c/o Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Director	Since June 2000	Director or Trustee of the Retail Funds (since June 2000) and the Institutional Funds (since July 2003); Senior Advisor of Morgan Stanley (since August 2000).	173	Director of AXA Financial, Inc. and The Equitable Life Assurance Society of the United States (financial services).

  *  This is the earliest date the Director began serving the funds advised by Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") (the "Retail Funds") or the funds advised by Morgan Stanley Investment Management Inc. and Morgan Stanley AIP GP LP (the "Institutional Funds").

  **  The Fund Complex includes all open-end and closed-end funds (including all of their portfolios) advised by the Investment Adviser and any funds that have an investment adviser that is an affiliated person of the Investment Adviser (including, but not limited to, Morgan Stanley Investment Management Inc.).

Morgan Stanley High Yield Securities Inc.

Director and Officer Information (unaudited) continued

Executive Officers:

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years
Ronald E. Robison (68) 522 Fifth Avenue New York, NY 10036	President and Principal Executive Officer	President since September 2005 and Principal Executive Officer since May 2003	President (since September 2005) and Principal Executive Officer (since May 2003) of funds in the Fund Complex; President (since September 2005) and Principal Executive Officer (since May 2003) of the Van Kampen Funds; Managing Director, Director and/or Officer of the Investment Adviser and various entities affiliated with the Investment Adviser; Director of Morgan Stanley SICAV (since May 2004). Formerly, Executive Vice President (July 2003-September 2005) of funds in the Fund Complex and the Van Kampen Funds; President and Director of the Institutional Funds (March 2001-July 2003); Chief Administrative Officer of the Investment Adviser; Chief Administrative Officer of Morgan Stanley Services Company Inc.

J. David Germany (53) Morgan Stanley Investment Management Limited 20 Bank Street Canary Wharf, London, England E144AD	Vice President	Since February 2006	Managing Director and (since December 2005) Chief Investment Officer – Global Fixed Income of Morgan Stanley Investment Management; Managing Director and Director of Morgan Stanley Investment Management Limited; Vice President of the Retail Funds and Institutional Funds (since February 2006).

Dennis F. Shea (54) 522 Fifth Avenue New York, NY 10036	Vice President	Since February 2006	Managing Director and (since February 2006) Chief Investment Officer – Global Equity of Morgan Stanley Investment Management; Vice President of the Retail Funds and Institutional Funds (since February 2006). Formerly, Managing Director and Director of Global Equity Research at Morgan Stanley.

Amy R. Doberman (45) 522 Fifth Avenue New York, NY 10036	Vice President	Since July 2004	Managing Director and General Counsel, U.S. Investment Management of Morgan Stanley Investment Management (since July 2004); Vice President of the Retail Funds and the Institutional Funds (since July 2004); Vice President of the Van Kampen Funds (since August 2004); Secretary (since February 2006) and Managing Director (since July 2004) of the Investment Adviser and various entities affiliated with the Investment Adviser. Formerly, Managing Director and General Counsel – Americas, UBS Global Asset Management (July 2000-July 2004).

Carsten Otto (43) 522 Fifth Avenue New York, NY 10036	Chief Compliance Officer	Since October 2004	Managing Director and Global Director of Compliance for Morgan Stanley Investment Management (since April 2007); Managing Director and Chief Compliance Officer of Morgan Stanley Investment Management. Formerly, U.S. Director of Compliance (October 2004-April 2007) and Assistant Secretary and Assistant General Counsel of the Retail Funds.

Stefanie V. Chang Yu (40) 522 Fifth Avenue New York, NY 10036	Vice President	Since December 1997	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Vice President of the Retail Funds (since July 2002) and the Institutional Funds (since December 1997). Formerly, Secretary of various entities affiliated with the Investment Adviser.

Morgan Stanley High Yield Securities Inc.

Director and Officer Information (unaudited) continued

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years
Francis J. Smith (42) c/o Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Treasurer and Chief Financial Officer	Treasurer since July 2003 and Chief Financial Officer since September 2002	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Treasurer and Chief Financial Officer of the Retail Funds (since July 2003). Formerly, Vice President of the Retail Funds (September 2002-July 2003).

Mary E. Mullin (40) 522 Fifth Avenue New York, NY 10036	Secretary	Since June 1999	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Secretary of the Retail Funds (since July 2003) and the Institutional Funds (since June 1999).

  *  This is the earliest date the Officer began serving the Retail Funds or the Institutional Funds.

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Directors

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Ronald E. Robison
President and Principal Executive Officer

J. David Germany
Vice President

Dennis F. Shea
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Legal Counsel

Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

Counsel to the Independent Directors

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Investment Adviser

Morgan Stanley Investment Advisors Inc.
522 Fifth Avenue
New York, New York 10036

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its directors. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member FINRA.

© 2007 Morgan Stanley

HYLANN-IU07-04115P-Y08/07

MORGAN STANLEY FUNDS

Morgan Stanley
High Yield Securities Inc.

Annual Report

August 31, 2007

Item 2.	Code of Ethics.

(a)        The Fund has adopted a code of ethics (the “Code of Ethics”) that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)	No information need be disclosed pursuant to this paragraph.

(c)	Not applicable.

(d)	Not applicable.

(e)	Not applicable.

(f)

(1) The Fund’s Code of Ethics is attached hereto as Exhibit 12 A.

(2) Not applicable.

(3) Not applicable.

Item 3.	Audit Committee Financial Expert.

The Fund’s Board of Directors has determined that Joseph J. Kearns, an “independent” Director, is an “audit committee financial expert” serving on its audit committee. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Directors in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g). Based on fees billed for the periods shown:

2007

	Registrant		Covered Entities(1)
Audit Fees	$49,100		N/A

Non-Audit Fees
Audit-Related Fees	$—		$5,041,000	(2)
Tax Fees	$6,055	(3)	$761,000	(4)
All Other Fees	$—		$—
Total Non-Audit Fees	$6,055		$5,802,000

Total	$55,155		$5,802,000

2006

	Registrant		Covered Entities(1)
Audit Fees	$46,620		N/A

Non-Audit Fees
Audit-Related Fees	$531	(2)	$5,328,768	(2)
Tax Fees	$5,200	(3)	$1,640,675	(4)
All Other Fees	$—		$
Total Non-Audit Fees	$5,731		$6,969,443

Total	$52,351		$6,969,443

N/A- Not applicable, as not required by Item 4.

(1)	Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.
(2)

Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities’ and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.

(3)	Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant’s tax returns.
(4)	Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities’ tax returns.

(e)(1) The audit committee’s pre-approval policies and procedures are as follows:

APPENDIX A

AUDIT COMMITTEE

AUDIT AND NON-AUDIT SERVICES

PRE-APPROVAL POLICY AND PROCEDURES

OF THE

MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

AS ADOPTED AND AMENDED JULY 23, 2004,(1)

1.     Statement of Principles

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor’s independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee’s administration of the engagement of the independent auditor. The SEC’s rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”); or require the specific pre-approval of the Audit Committee or its delegate (“specific pre-approval”). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

(1)           This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the “Policy”), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee’s responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund’s Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors’ independence.

2.     Delegation

As provided in the Act and the SEC’s rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

3.     Audit Services

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund’s financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

4.     Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund’s financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC’s rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

5.     Tax Services

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor’s independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

6.     All Other Services

The Audit Committee believes, based on the SEC’s rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

7.     Pre-Approval Fee Levels or Budgeted Amounts

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

8.     Procedures

All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund’s Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund’s Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund’s Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

The Audit Committee has designated the Fund’s Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund’s Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund’s Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund’s Chief Financial Officer or any member of management.

9.              Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor’s independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

10.       Covered Entities

Covered Entities include the Fund’s investment adviser(s) and any entity controlling, controlled by or under common control with the Fund’s investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund’s audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

Morgan Stanley Retail Funds

Morgan Stanley Investment Advisors Inc.

Morgan Stanley & Co. Incorporated

Morgan Stanley DW Inc.

Morgan Stanley Investment Management Inc.

Morgan Stanley Investment Management Limited

Morgan Stanley Investment Management Private Limited

Morgan Stanley Asset & Investment Trust Management Co., Limited

Morgan Stanley Investment Management Company

Van Kampen Asset Management

Morgan Stanley Services Company, Inc.

Morgan Stanley Distributors Inc.

Morgan Stanley Trust FSB

Morgan Stanley Institutional Funds

Morgan Stanley Investment Management Inc.

Morgan Stanley Investment Advisors Inc.

Morgan Stanley Investment Management Limited

Morgan Stanley Investment Management Private Limited

Morgan Stanley Asset & Investment Trust Management Co., Limited

Morgan Stanley Investment Management Company

Morgan Stanley & Co. Incorporated

Morgan Stanley Distribution, Inc.

Morgan Stanley AIP GP LP

Morgan Stanley Alternative Investment Partners LP

(e)(2)  Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee’s pre-approval policies and procedures (attached hereto).

(f)       Not applicable.

(g)      See table above.

(h)      The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors’ independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a)   The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are: Joseph Kearns, Michael Nugent and Allen Reed.

(b) Not applicable.

Item 6. Schedule of Investments

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to reports filed by closed-end funds.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable only to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)  The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b)  A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley High Yield Securities Inc.

/s/ Ronald E. Robison

Ronald E. Robison

Principal Executive Officer

October 18, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison

Ronald E. Robison

Principal Executive Officer

October 18, 2007

/s/ Francis Smith

Francis Smith

Principal Financial Officer

October 18, 2007